Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

August 27, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Deutsche High Income Fund, Deutsche Short Duration Fund and Deutsche Unconstrained Income Fund (formerly DWS High Income Fund, DWS Short Duration Fund, and DWS Unconstrained Income Fund, respectively) (collectively, the “Funds”), each a series of Deutsche Income Trust (formerly DWS Income Trust) (the “Trust”) (Reg. Nos. 002-91577; 811-04049)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on August 22, 2014.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel

cc:           John Marten, Esq., Vedder Price P.C.